Colonial U.S. Growth & Income Fund
                           Class A, B, C and Z shares

                        Supplement to Prospectuses dated
                                November 1, 1999
         (Replacing Supplements dated June 23, 2000 and August 1, 2000)

Effective July 14, 2000, the Fund changed its name to "Liberty Growth & Income Fund."

Effective August 1, 2000, Mark Stoeckle no longer managed the Fund and Harvey Hirschhorn and Scott Schermerhorn began co-managing the Fund.

The sub-caption, Portfolio Manager, under the section Managing the Fund is changed in its entirety as follows:

Harvey B. Hirschhorn, a senior vice president of Colonial Management Associates, Inc. (Colonial), has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

Scott Schermerhorn, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.


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The following  replaces the table called  "Purchases  Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased             Commission %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

                                                                  August 2, 2000

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                          Colonial Small Cap Value Fund
                           Class A, B, C and Z Shares

                        Supplement to Prospectuses dated
                                November 1, 1999
         (Replacing Supplements dated June 23, 2000 and August 1, 2000)

Effective July 14, 2000, the Fund changed its name to "Liberty Small-Cap Value Fund."

Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-managed the Fund and Daniel Cantor and Jeffrey Kinzel began co-managing the Fund.

The sub-caption, Portfolio Managers, under the section Managing the Fund is changed in its entirety as follows:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial), has been co-manager of the Fund since August, 2000. Mr. Cantor has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, since 1985.

Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Kinzel has been affiliated with and has managed various other funds for Stein Roe since 1991.

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

Amount purchased             Commission %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

                                                                  August 2, 2000